Summary of Significant Accounting Policies - Schedule of Change in Contract Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Change in Contract Liabilities [Abstract]
Contract liabilities, beginning of the period	$ 203,607	$ 5,223,518
Revenue recognized from amounts included in contract liabilities at the beginning of the period	(203,607)	(5,223,518)	$ (1,149,047)
Cash received prior to completion of performance obligation	119,417	203,607
Contract liabilities, end of the period	$ 119,417	$ 203,607	$ 5,223,518